Note 35 Gains or losses on financial assets and liabilities and hedge accounting breakdown by nature of the financial instrument (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Subtotal gains or losses in financial assets and liabilities net	€ 1,618	€ 1,554
Debt securities [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Subtotal gains or losses in financial assets and liabilities net	382	368
Equity investments [member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Subtotal gains or losses in financial assets and liabilities net	1,292	884
Derivatives [member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Subtotal gains or losses in financial assets and liabilities net	(829)	(363)
Loans and advances to customers [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Subtotal gains or losses in financial assets and liabilities net	(31)	30
Customer deposits [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Subtotal gains or losses in financial assets and liabilities net	1	(19)
Other [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Subtotal gains or losses in financial assets and liabilities net	€ 804	€ 654